Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accelerated Share Repurchases [Line Items]
Schedule of Other Current Liabilities
Other current liabilities consisted of the following:

(in thousands)	June 30, 2026	December 31, 2025
Income tax payable	$7,314	$12,388
Operating lease liability	6,718	10,470
Public duties and taxes	7,697	8,050
External derivative financial liabilities	2,393	555
Withheld taxes and other deductions	526	3,692
Other	—	427

Other current liabilities	$24,648	$35,582

HMH Holding BV And Subsidiaries [Member]
Accelerated Share Repurchases [Line Items]
Schedule of Other Current Liabilities
Other current liabilities consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Income taxes payable	12,388	6,376
Operating lease liability	10,470	8,114
Public duties and taxes	8,050	8,142
Withheld taxes and other deductions	3,692	3,317
External derivatives financial liabilities	555	4,612
Short-term deferred and contingent liabilities	—	1,922
Other	427	1,150

Other current liabilities	$35,582	$33,633